SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands				1 Months Ended						7 Months Ended	12 Months Ended
	Sep. 29, 2021 $ / shares	Jul. 23, 2021 USD ($) $ / shares shares	Apr. 01, 2021 USD ($)	May 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Jul. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2021 shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Shares reserved for future issuance								1,039,908,056			1,039,908,056	529,833,842
Options granted (in shares)											23,820,351	34,221,332
Options granted (in dollars per share) | $ / shares											$ 1.16	$ 0.83
Common shares authorized								1,189,800,259			1,189,800,259	886,084,934
Convertible preferred shares authorized								1,058,949,780			1,058,949,780	757,857,435
Loss related to fair value remeasurement of warrants | $											$ 1,205	$ 406
Share-based compensation expense | $											$ 4,614	$ 7,719
Convertible preferred shares, shares issued								957,159,704			957,159,704	502,582,535		137,248,112
Common shares, shares issued								28,791,702			28,791,702	21,288,753
Common shares, shares outstanding								28,791,702			28,791,702	21,288,753
Exchange ratio											2.644
Senior management
Subsequent Event [Line Items]
Options granted (in shares)												17,700,000
Series E convertible preferred shares
Subsequent Event [Line Items]
Proceeds from issuance of shares | $								$ 400,000			$ 899,725
Series D convertible preferred shares
Subsequent Event [Line Items]
Proceeds from issuance of shares | $									$ 200,000		$ 400,000	$ 600,000
Subsequent Event
Subsequent Event [Line Items]
Annual base rent | $			$ 1,200			$ 200
Common shares authorized							1,316,758,889
Convertible preferred shares authorized							1,155,909,398
Net cash proceeds | $					$ 123,600
Subsequent Event | Lucid Group, Inc.
Subsequent Event [Line Items]
Number of shares agreed to issue		425,395,023
Number of preferred shares cancelled and converted prior to closing of merger		437,182,072
Number of common shares on conversion prior to the closing of merger		437,182,072
Common shares, shares issued		451,295,965
Common shares, shares outstanding		451,295,965
Number of common stock received in exchange from merger		1,193,226,511
Number of equity awards surrendered		42,182,931
Number of equity awards received in exchange from merger		111,531,080
Exchange ratio		2.644
Net cash proceeds | $		$ 4,400,300
Number of shares of common stock subjected to transfer restrictions		17,250,000
Number of warrants subjected to transfer restrictions		14,783,333
Number of earnback shares per tranche		5,750,000
Threshold trading days volume-weighted average trading sale price of share		40 days
Consecutive trading days for volume-weighted average trading sale price of share		60 days
Subsequent Event | Lucid Group, Inc. | Public warrants
Subsequent Event [Line Items]
Number of warrants issued		41,400,000
Subsequent Event | Lucid Group, Inc. | Private warrants
Subsequent Event [Line Items]
Number of warrants issued		44,350,000
Subsequent Event | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Percent of service condition of RSUs							25.00%
Period for satisfaction of service condition after the closing of proposed merger							375 days
Period for satisfaction of market conditions						5 years
Subsequent Event | Restricted Stock Units (RSUs) [Member] | CEO
Subsequent Event [Line Items]
Aggregate grant date fair value | $						$ 556,100
Subsequent Event | Series E convertible preferred shares
Subsequent Event [Line Items]
Number of shares agreed to issue					66,909,408
Share Price | $ / shares					$ 2.99
Aggregate proceeds | $					$ 200,000
Convertible preferred shares authorized					3,034,194
Subsequent Event | Series E convertible preferred shares | CEO
Subsequent Event [Line Items]
Number of shares agreed to issue					535,275
Subsequent Event | Series E convertible preferred shares | Board Of Directors
Subsequent Event [Line Items]
Convertible preferred shares authorized					1,658,705
Subsequent Event | Series D convertible preferred shares
Subsequent Event [Line Items]
Warrants converted in to shares				12,900,000
Loss related to fair value remeasurement of warrants | $				$ 7,000
Subsequent Event | Ayar Third Investment Company | Series E convertible preferred shares
Subsequent Event [Line Items]
Number of shares agreed to issue							133,818,821
Share Price | $ / shares							$ 2.99
Aggregate proceeds | $							$ 400,000
Proceeds from issuance of shares | $							$ 400,000
Subsequent Event | Convertible preferred shareholders other than Ayar | Series E convertible preferred shares
Subsequent Event [Line Items]
Share Price | $ / shares							$ 2.99
Aggregate proceeds | $							$ 71,000
Option to purchase maximum number of shares							23,737,221
Subsequent Event | First tranche
Subsequent Event [Line Items]
Volume-weighted average trading sale price of share | $ / shares	$ 20.00
Threshold trading days volume-weighted average trading sale price of share	40 days
Consecutive trading days for volume-weighted average trading sale price of share	60 days
Subsequent Event | First tranche | Lucid Group, Inc.
Subsequent Event [Line Items]
Number of earnback warrants per tranche		4,927,778
Volume-weighted average trading sale price of share | $ / shares		$ 20.00
Minimum value per share for right to receive consideration | $ / shares		$ 20.00
Subsequent Event | Second tranche | Lucid Group, Inc.
Subsequent Event [Line Items]
Number of earnback warrants per tranche		4,927,778
Volume-weighted average trading sale price of share | $ / shares		$ 25.00
Minimum value per share for right to receive consideration | $ / shares		$ 25.00
Subsequent Event | Third tranche | Lucid Group, Inc.
Subsequent Event [Line Items]
Number of earnback warrants per tranche		4,927,777
Volume-weighted average trading sale price of share | $ / shares		$ 30.00
Minimum value per share for right to receive consideration | $ / shares		$ 30.00
Subsequent Event | 2021 Stock Incentive Plan
Subsequent Event [Line Items]
Shares reserved for future issuance													10,526,235
Number of shares authorized to issue													84,809,827
Subsequent Event | 2021 Stock Incentive Plan | Board Of Directors
Subsequent Event [Line Items]
Options granted (in shares)										8,402,925
Options granted (in dollars per share) | $ / shares										$ 2.85
Aggregate grant date fair value of the share options | $										$ 24,000
Vesting percentage										25.00%
Vesting period										3 years
Subsequent Event | 2021 Stock Incentive Plan | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Granted							13,665,253
Subsequent Event | 2021 Stock Incentive Plan | Restricted Stock Units (RSUs) [Member] | CEO
Subsequent Event [Line Items]
Granted						29,859,159
Subsequent Event | 2021 Stock Incentive Plan | Restricted Stock Units (RSUs) [Member] | Maximum
Subsequent Event [Line Items]
Aggregate grant date fair value | $							$ 287,500
Subsequent Event | 2021 Stock Incentive Plan | Performance and service conditions | CEO
Subsequent Event [Line Items]
Granted						13,834,748
Subsequent Event | 2021 Stock Incentive Plan | Performance and market conditions | CEO
Subsequent Event [Line Items]
Granted						16,024,411